                           New Alternatives Fund Inc.
                        150 Broadhollow Road (Suite 306)
                               Melville, NY 11747
                                 (631) 423 7373

May 1, 2006

VIA EDGAR
Securities Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: New Alternatives Fund Inc.
    File Nos. 2-74436 ad 811-3287  Rule 497(j)

Dear Sir of Madam:

The registrant herby certifies, pursuant to paragraph (j) of Rule 497 under the
Securities Act of 1933, as amended, that the form of the Prospectus and the
Statement of Additional Information for the above referenced Fund do not differ from those contained in the most recent registration statement amendment filed electronically in Post Effective Amendment No. 25 filed pursuant to Rule 485(b)
under the Securities Act.

Please direct any questions regarding this filing to the undersigned at
(631)423 7373.

Very truly yours,

/s/ David J Schoenwald
President
New Alternatives Fund Incl